MARKETABLE SECURITIES (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Financial assets, at fair value	$ 252,200	$ 285,700
NorthIsle Copper and Gold Inc. [Member]
Statement [Line Items]
Number of equity instruments held	2,500,000
Financial assets, at fair value	$ 237,500	250,000
Copper North Mining Corp. [Member]
Statement [Line Items]
Number of equity instruments held	420,000
Financial assets, at fair value	$ 14,700	$ 35,700